ACQUISITIONS	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
Neoen
In December 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 53% controlling stake in Neoen, a leading global renewables developer headquartered in France for proceeds of €3.2 billion ($3.4 billion) (expected €258 million ($269 million) net to Brookfield Renewable) (the “Initial Investment”). Neoen has 8 GW of operating and in construction renewable power and energy storage assets, as well as a 20 GW development pipeline. Following the closing of the Initial Investment, the consortium was required to conduct a mandatory cash tender offer (“MTO”) for the remaining shares and convertible bonds of Neoen at the same price per share paid for its 53% controlling interest.
In January 2025, Brookfield Renewable, together with its institutional partners acquired an incremental 21,214,001 shares and 1,103,895 convertible bonds of Neoen on the open market during the pre-offer period, for €901 million ($926 million) (expected €72 million ($74 million) net to Brookfield Renewable). After giving effect to the pre-offer period purchases, Brookfield Renewable, together with its institutional partners held an approximate 67% interest.
In March 2025, Brookfield Renewable, together with its institutional partners closed the MTO, pursuant to which a total of 46,084,401 shares and 2,578,731 convertible bonds of Neoen were acquired for €2.3 billion ($2.4 billion) (expected €182 million ($194 million) net to Brookfield Renewable). After giving effect to the MTO, Brookfield Renewable, together with its institutional partners held an approximate 98% interest as at March 31, 2025.
In April 2025, Brookfield Renewable, together with its institutional partners, completed a squeeze-out procedure to acquire the Neoen shares not tendered in the offer resulting in the delisting of Neoen on the Euronext Paris. After giving effect to the squeeze-out procedure, Brookfield Renewable, together with its institutional partners. hold a 100% interest as at June 30, 2025.
Total transaction costs pertaining to the acquisition, including stamp duties from achieving prescribed ownership thresholds in certain jurisdictions Neoen operates, have totaled $135 million of which, $125 million were incurred during 2025. These costs have been recognized in Other in the consolidated statements of income (loss).
U.S. Renewables Portfolio
On May 29, 2025, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 100% interest in a fully integrated developer and operator of renewable power assets in the United States for $1.4 billion ($299 million net to Brookfield Renewable). The total transaction costs related to the acquisition is $10 million and have been classified under Other in the consolidated statements of income (loss) in the second quarter of 2025.
The preliminary purchase price allocation at fair value, as at June 30, 2025, with respect to U.S. Renewables Portfolio is as follows:

(MILLIONS)	U.S. Renewables Portfolio(1)
Cash and cash equivalents	$84
Trade receivables and other current assets	4
Property, plant and equipment, at fair value	502
Financial instrument assets(1)	112
Equity-accounted investments	929
Due from related parties	507
Other long-term assets	136
Accounts payable and accrued liabilities	(220)
Financial instrument liabilities(1)	(36)
Non-recourse borrowings(1)	(652)
Provisions	(19)
Other long-term liabilities	(2)
Fair value of net assets acquired	1,345
Goodwill	73
Total fair value of net assets acquired including goodwill	$1,418
(1)Includes both current and long-term amounts.

Completed in 2024
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
India Wind Portfolio
On July 5, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a 74% (15% net to Brookfield Renewable) interest in a leading wind-focused commercial and industrial renewable business in India, with 524 MW of operating assets and a 2.75 GW development pipeline. During the quarter, the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2024 as disclosed in the 2024 annual report.
South Korea Distributed Generation Portfolio
On July 22, 2024, Brookfield Renewable, together with its institutional partners, completed the acquisition of a fully integrated distributed generation focused renewable platform in South Korea, with 103 MW of operating and under construction assets and a 2.2 GW development pipeline. During the quarter, the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2024 as disclosed in the 2024 annual report.